Taxes Payable	12 Months Ended
Dec. 31, 2012
Taxes Payable
Taxes Payable

12.                Taxes Payable

The following is a summary of taxes payable as of December 31, 2011 and 2012 (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Sales tax	71,371	41,028
Withholding individual income taxes for employees	27,445	31,335
Enterprise income taxes	269,198	297,457
Others	23,755	19,645
	391,769	389,465